Subsequent Event	9 Months Ended
Sep. 30, 2020
Subsequent Event
Subsequent Event

15 Subsequent Events

Leadership transition

On October 20, 2020 the Company announced that Prof. Arndt Rolfs, the Company’s founder and former Chief Executive Officer (CEO), has decided to step down as CEO of Centogene as of October 20, 2020, and that Andrin Oswald, M.D., will join the Company as CEO effective December 1, 2020. Prof. Rolfs has agreed to serve as an advisor during the transition period until December 31, 2020.

The financial impact of the departure of Prof. Rolfs, in the fourth quarter of 2020, are additional expenses relating to one full year’s base salary aggregating to EUR 565k, as well as additional share-based payment expenses of EUR 162k and EUR 620k respectively relating to all LTIP options and RSUs granted in 2020 that would vest immediately.

LTIP grant of restricted stock units

In October 2020, 251,500 RSUs granted to employees were issued, subject to the terms of the LTIP, the applicable award agreement and the terms specified in the authorization from the Supervisory Board for this purpose. The awards will vest in three equal tranches over a three-year period from January 1, 2021 to January 1, 2023.